AuguStarSM Variable Insurance Products Fund, Inc.

(formerly Ohio National Fund, Inc.)

Supplement dated December 4, 2023
to the Prospectuses dated May 1, 2023
and the
Statements of Additional Information dated May 1, 2023, and July 28, 2023

The following supplements and amends the Prospectuses dated May 1, 2023, as they may be previously supplemented, and the Statements of Additional Information dated May 1, 2023, and July 28, 2023, as they may be previously supplemented.

Changes to the Names of the Fund and Portfolios

On November 17, 2023, the Board of Directors of Ohio National Fund, Inc. (the “Fund”), approved a change to the name of the Fund and a change to the names of each of its separate series (each, a “Portfolio” and collectively, the “Portfolios”).

In connection with these changes, the following information supplements or replaces the corresponding information in each Portfolio’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.

Change to the Name of the Fund

The Fund’s name is changed as indicated below, and all references to the Fund’s name are replaced with its new name:

Fund	New Name
Ohio National Fund, Inc.	AuguStarSM Variable Insurance Products Fund, Inc.

Changes to the Names of the Portfolios

Each Portfolio’s name is changed as indicated below, and all references to that Portfolio’s name are replaced with its new name:

Portfolio	New Name
ON Bond Portfolio	AVIP Bond Portfolio
ON BlackRock Balanced Allocation Portfolio	AVIP BlackRock Balanced Allocation Portfolio
ON BlackRock Advantage International Equity Portfolio	AVIP BlackRock Advantage International Equity Portfolio
ON BlackRock Advantage Large Cap Core Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio
ON BlackRock Advantage Large Cap Growth Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio
ON BlackRock Advantage Large Cap Value Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio

Portfolio	New Name
ON BlackRock Advantage Small Cap Growth Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio
ON AB Small Cap Portfolio	AVIP AB Small Cap Portfolio
ON AB Mid Cap Core Portfolio	AVIP AB Mid Cap Core Portfolio
ON AB Relative Value Portfolio	AVIP AB Relative Value Portfolio
ON Risk Managed Balanced Portfolio	AVIP AB Risk Managed Balanced Portfolio
ON S&P 500® Index Portfolio	AVIP S&P 500® Index Portfolio
ON S&P MidCap 400® Index Portfolio	AVIP S&P MidCap 400® Index Portfolio
ON Nasdaq-100® Index Portfolio	AVIP Nasdaq-100® Index Portfolio
ON Federated High Income Bond Portfolio	AVIP Federated High Income Bond Portfolio
ON Federated Core Plus Bond Portfolio	AVIP Federated Core Plus Bond Portfolio
ON U.S. Low Volatility Portfolio	AVIP Intech U.S. Low Volatility Portfolio
ON Fidelity Institutional AM® Equity Growth Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio
ON iShares Managed Risk Balanced Portfolio	AVIP iShares Managed Risk Balanced Portfolio
ON iShares Managed Risk Moderate Growth Portfolio	AVIP iShares Managed Risk Moderate Growth Portfolio
ON iShares Managed Risk Growth Portfolio	AVIP iShares Managed Risk Growth Portfolio
ON Moderately Conservative Model Portfolio	AVIP Moderately Conservative Model Portfolio
ON Balanced Model Portfolio	AVIP Balanced Model Portfolio
ON Moderate Growth Model Portfolio	AVIP Moderate Growth Model Portfolio
ON Growth Model Portfolio	AVIP Growth Model Portfolio

*      *      *

Please retain this supplement with your Prospectus and Statement of Additional Information for future reference.